CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 29, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 29, 2021	0
Increase (Decrease) in Stockholders' Equity
Issuance of 20,000 shares issued to settle legal claim	$ 288	24,712		25,000
Issuance of 20,000 shares issued to settle legal claim (in shares)	2,875,000
Accretion of common stock subject to redemption value		(18,078,211)	(3,054,111)	(21,132,322)
Sale of 557,000 Private Placement Units	$ 56	5,569,944		5,570,000
Sale of units, net of underwriting discounts (in shares)	557,000
Fair value of Public Warrants at issuance		12,483,555		12,483,555
Allocation of net loss, as adjusted			(280,701)	(280,701)
Balance at the end at Dec. 31, 2021	$ 344		(3,334,812)	(3,334,468)
Balance at the end (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity
Allocation of net loss, as adjusted	$ 0		(527,360)	(527,360)
Balance at the end at Mar. 31, 2022	344		(3,862,172)	(3,861,828)
Balance at the beginning at Dec. 31, 2021	$ 344		(3,334,812)	(3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity
Issuance of 20,000 shares issued to settle legal claim	$ 3	284,421		284,424
Issuance of 20,000 shares issued to settle legal claim (in shares)	30,000
Accretion of common stock subject to redemption value			(1,142,603)	(1,142,603)
Issuance of 173,913 warrants issued with Bridge Note, net of offering costs		8,552		8,552
Allocation of net loss, as adjusted			(3,242,501)	(3,242,501)
Balance at the end at Dec. 31, 2022	$ 347	292,973	(7,719,916)	(7,426,596)
Balance at the end (in shares) at Dec. 31, 2022	3,462,000
Increase (Decrease) in Stockholders' Equity
Issuance of 20,000 shares issued to settle legal claim	$ 2	214,198		214,200
Issuance of 20,000 shares issued to settle legal claim (in shares)	20,000
Allocation of net loss, as adjusted			(1,894,642)	(1,894,642)
Balance at the end at Mar. 31, 2023	$ 349	$ 507,171	$ (9,614,558)	$ (9,107,038)